Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2022
Acquisitions and Divestitures
Summary of the fair value of the assets acquired and the liabilities assumed in the Permian Basin acquisition that met the definition of a business combination

The following table presents a summary of the fair values of the assets acquired and the liabilities assumed in acquisitions that met the definition of a business combination:

December 31,
(in thousands)	2020
Fair value of proved assets acquired and liabilities assumed
Proved oil and gas properties (1)	$4,943
Less: Asset retirement obligations	(130)
Net asset acquired	4,813
Consideration transferred (including liabilities assumed)	$4,813
(1)	Amount includes asset retirement costs of $0.1 million for 2020.